DEFERRED CONNECTION FEES	12 Months Ended
Dec. 31, 2013
DEFERRED CONNECTION FEES
DEFERRED CONNECTION FEES

17. DEFERRED CONNECTION FEES

        Deferred connection fees for the years ended December 31, 2013 and 2012, were as follows:

	2013	2012
Balance, beginning of the year	3,817	3,931
Payments received and deferred during the year	1,714	1,914
Amounts amortized and recognized as revenue during the year	(1,921)	(2,287)
Currency translation adjustment	39	259

Balance, end of the year	3,649	3,817
Less: current portion	(1,604)	(1,463)

Non-current portion	2,045	2,354

        The Group defers initial connection fees paid by subscribers for the activation of network service as well as one time activation fees received for connection to various value added services. These fees are recognized as revenue over the estimated average subscriber life (Note 2).